Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

The following is a summary of the quarterly operations for the years ended March 31:

	June 30	September 30	December 31	March 31

2013

Income	$11,000	$12,000	$-	$12,000

Operating expenses	(21,000)	(23,000)	(15,000)	(22,000)

Loss from operations	(10,000)	(11,000)	(15,000)	(10,000)

Equity in income of Local Limited Partnerships	10,000	10,000	10,000	8,000

Gain on sale of Local Limited Partnerships	-	17,000	-	-

Net income (loss)	-	16,000	(5,000)	(2,000)

Net income (loss) available to Limited Partners	-	16,000	(5,000)	(2,000)

Net income (loss) per Partnership Unit	-	1	-	-

	June 30	September 30	December 31	March 31

2012

Income	$12,000	$2,000	$-	$3,000

Operating expenses	(23,000)	(26,000)	(79,000)	(137,000)

Loss from operations	(11,000)	(24,000)	(79,000)	(134,000)

Equity in income of Local Limited Partnerships	9,000	9,000	9,000	10,000

Net loss	(2,000)	(15,000)	(70,000)	(124,000)

Net loss available to Limited Partners	(2,000)	(15,000)	(69,000)	(122,000)

Net loss per Partnership Unit	-	(1)	(3)	(6)

	June 30	September 30	December 31	March 31
2011

Income	$5,000	$11,000	$-	$15,000

Operating expenses	(125,000)	(22,000)	(18,000)	(21,000)

Loss from operations	(120,000)	(11,000)	(18,000)	(6,000)

Equity in income (losses) of Local Limited Partnerships	(5,000)	8,000	8,000	10,000

Gain on sale of Local Limited Partnerships	137,000	-	20,000	225,000

Interest income	1,000	1,000	-	-

Net income (loss)	13,000	(2,000)	10,000	229,000

Net income (loss) available to Limited Partners	13,000	(2,000)	10,000	226,000

Net income (loss) per Partnership Unit	1	-	-	10